Summary of Significant Accounting Policies - Aircraft Held for Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 aircraft
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment [Roll Forward]
Aircraft held for sale as of December 31, 2023	$ 66,986
Aircraft held for sale as of June 30, 2024	$ 23,449
Number of aircrafts held for sale | aircraft	3	0
Gulfstream GIV Aircrafts | Disposal Group, Held-for-Sale, Not Discontinued Operations
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment [Roll Forward]
Aircraft held for sale as of December 31, 2023	$ 0
Aircraft sold	(27,327)
Aircraft reclassified to held for sale	42,960
Impairment (gain) loss due to fair value adjustments	3,762
Aircraft held for sale as of June 30, 2024	$ 11,871